Hartford International Equity Fund Investment Strategy - Hartford International Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing at least 65% of its net assets in foreign equity securities. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities or equity-related securities, including derivative investments that provide exposure to equity securities. The Fund seeks to outperform the MSCI ACWI ex USA Index. The Fund diversifies its investments among a broad range of companies in a number of different countries throughout the world, with no limit on the amount of assets that may be invested in each country. Securities in which the Fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The Fund may invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The Fund may invest in companies of any market capitalization, and may trade securities actively.The Fund seeks its investment objective by employing a multiple sleeve structure, which means the Fund has several components that are managed separately. Each component sleeve has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale. Wellington Management Company LLP (“Wellington Management”), the Fund’s sub-adviser, uses multiple investment styles that are intended to be complementary. Wellington Management also may invest a portion of the Fund’s assets in securities that it believes may complement the risk factor biases of the other sleeves (“Risk Managed Sleeve”) and selects such securities using systematic screening methodologies. Wellington Management does not allocate a set percentage to any specific sleeve but instead seeks a flexible and diversified Fund profile. Together the investment strategies represent a wide range of investment philosophies, companies, industries, and market capitalizations. Equity securities include but are not limited to common stock, depositary receipts, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock. Investments are deemed to be “foreign” if one or more of the following criteria is met: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer is doing a substantial amount of business outside the United States, which the Fund considers to be an issuer that derives at least 50% of its revenues or profits outside the United States or has at least 50% of its sales or assets outside the United States; (c) the principal trading market for a security of an issuer is located in a foreign country; or (d) it is a foreign currency or the investment is denominated in a foreign currency.